Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2019
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents

	JPY (millions) As of March 31
	2018	2019
Cash and deposits	¥243,324	¥462,890
Short-term investments	51,198	239,203
Total	¥294,522	¥702,093